Equity Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments [Text Block]
8. Equity Investments
Our principal direct and indirect equity investments are as follows at December 31:

Percent of Ownership	2022	2021
PO Joint Ventures—
European PO Joint Venture	50.00%	50.00%
U.S. PO Joint Venture - Series A	23.71%	23.71%
U.S. PO Joint Venture - Series B	100.00%	100.00%
Louisiana Joint Venture	50.00%	50.00%
Bora LyondellBasell Petrochemical Co. Ltd.	50.00%	50.00%
Basell Orlen Polyolefins Sp. Z.o.o.	50.00%	50.00%
Saudi Polyolefins Company	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd.	25.00%	25.00%
Al-Waha Petrochemicals Ltd.	25.00%	25.00%
Polymirae Co. Ltd.	50.00%	50.00%
HMC Polymers Company Ltd.	28.56%	28.56%
Indelpro S.A. de C.V.	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd.	26.65%	26.65%
Ningbo ZRCC LyondellBasell New Material Co. Ltd.	50.00%	50.00%
The changes in our equity investments are as follows at December 31:

Millions of dollars	2022	2021
Beginning balance	$4,786	$4,729
Capital contributions	108	61
Income from equity investments	5	461
Acquisition of equity investments	4	106
Distribution of earnings, net of tax	(349)	(315)
Depreciation of PO Joint Ventures and Louisiana Joint Venture	(155)	(156)
Currency exchange effects	(100)	(55)
Other	(4)	(45)
Ending balance	$4,295	$4,786
Capital contributions in 2022 and 2021 include $69 million and $54 million, respectively, related to our PO Joint Ventures.
In January 2021, we executed a joint venture agreement with China Petroleum & Chemical Corporation (“Sinopec”) to form the Ningbo ZRCC LyondellBasell New Material Company Limited joint venture. We contributed $104 million for a 50% equity interest in the joint venture. The joint venture constructed a new PO and SM unit in Zhenhai Ningbo, China which began production in January 2022. The unit utilizes LyondellBasell’s leading PO/SM technology and has the capacity to produce 275 thousand tons of PO and 600 thousand tons of SM per year. Products produced by the joint venture will be marketed equally by both partners, expanding our respective participation in the Chinese market. The joint venture is included within our Intermediates & Derivatives segment.
Summarized balance sheet information of our investments accounted for under the equity method (presented at 100%) at December 31 are as follows:

Millions of dollars	2022	2021
Current assets	$4,043	$5,488
Noncurrent assets	11,185	11,521
Total assets	15,228	17,009
Current liabilities	2,995	3,589
Noncurrent liabilities	2,615	2,544
Net assets	$9,618	$10,876
Summarized income statement information of our investments accounted for under the equity method (presented at 100%) at December 31 are as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Revenues	$15,435	$15,456	$9,172
Cost of sales	(14,900)	(13,269)	(7,883)
Gross profit	535	2,187	1,289
Net operating expenses	(519)	(497)	(320)
Operating income	16	1,690	969
Interest income	7	—	1
Interest expense	(24)	(48)	(70)
Foreign currency translation	(1)	(5)	5
Other (expense) income, net	(26)	(21)	2
(Loss) income before income taxes	(28)	1,616	907
Provision for income taxes	(1)	(337)	(183)
Net (loss) income	$(29)	$1,279	$724
The difference between our carrying value and the underlying equity in the net assets of our equity investments are assigned to the assets and liabilities of the investment, based on an analysis of the factors giving rise to the basis difference. The amortization of the basis difference included in Income from equity investments in the Consolidated Statements of Income for each of the years ended December 31, 2022 and 2021 was $6 million and $5 million for the year ended December 31, 2020